CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018	[1]	Mar. 31, 2017		Apr. 01, 2016
Cash flows from operating activities:
Net income (loss)	[2]	$ 1,782	[3],[4]	$ (100)	[3]	$ 263
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		2,014	[3]	658	[3]	767
Pension & other post-employment benefits, actuarial & settlement (gains) losses		(220)	[3]	87	[3]	92
Share-based compensation		93	[3]	75	[3]	45
Deferred tax benefit		(842)	[3]	(92)	[3]	(37)
Loss (gain) on dispositions		4	[3]	6	[3]	(41)
Provision for losses on accounts receivable		45	[3]	4	[3]	6
Unrealized foreign currency exchange losses		22	[3]	24	[3]	43
Impairment losses and contract write-offs		41	[3]	8	[3]	2
Debt extinguishment costs	[2]	0	[3],[4]	0	[3]	95
Amortization of debt issuance costs and discount (premium)		(4)	[3]	17	[3]	0
Cash surrender value in excess of premiums paid		(11)	[3]	(7)	[3]	(10)
Other non-cash charges, net		4	[3]	0	[3]	0
Changes in assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in receivables		74	[3]	193	[3]	129
Increase in prepaid expenses and other current assets		(196)	[3]	(29)	[3]	(15)
(Decrease) increase in accounts payable and accruals		(96)	[3]	54	[3]	(357)
SEC settlement related charges		0	[3]	0	[3]	(190)
Increase (decrease) in income taxes payable and income tax liability		303	[3]	(32)	[3]	58
Increase (decrease) in advance contract payments and deferred revenue		130	[3]	(67)	[3]	(37)
Other operating activities, net		(38)	[3]	38	[3]	(11)
Net cash provided by operating activities		3,105	[3]	837	[3]	802
Cash flows from investing activities:
Purchases of property and equipment		(224)	[3]	(246)	[3]	(356)
Payments for outsourcing contract costs		(328)	[3]	(101)	[3]	(101)
Short-term investing		0	[3]	0	[3]	(70)
Software purchased and developed		(211)	[3]	(140)	[3]	(184)
Cash acquired through HPES Merger		938	[3]	0	[3]	0
Payments for acquisitions, net of cash acquired		(203)	[3]	(434)	[3]	(554)
Business dispositions		0	[3]	3	[3]	37
Deferred purchase price receivable		147	[3]	141	[3]	0
Proceeds from sale of assets		58	[3]	57	[3]	61
Other investing activities, net		4	[3]	(63)	[3]	(13)
Net cash provided by (used in) investing activities		181	[3]	(783)	[3]	(1,180)
Cash flows from financing activities:
Borrowings of commercial paper		2,413	[3]	2,191	[3]	821
Repayments of commercial paper		(2,297)	[3]	(2,086)	[3]	(263)
Borrowings under lines of credit		0	[3]	920	[3]	2,206
Repayment of borrowings under lines of credit		(737)	[3]	(789)	[3]	(1,825)
Borrowings on long-term debt, net of discount		621	[3]	159	[3]	928
Principal payments on long-term debt		(1,547)	[3]	(168)	[3]	(1,703)
Payments on capital leases and borrowings for asset financing		(1,060)	[3]	(145)	[3]	(166)
Proceeds from bond issuance		989	[3]	0	[3]	0
Proceeds from structured sale of facility		0	[3]	85	[3]	0
Proceeds from stock options and other common stock transactions		138	[3]	54	[3]	82
Taxes paid related to net share settlements of share-based compensation awards		(76)	[3]	(13)	[3]	(48)
Debt extinguishment costs		0	[3]	0	[3]	(95)
Repurchase of common stock and advance payment for accelerated share repurchase		(132)	[3]	0	[3]	(73)
Dividend payments		(174)	[3]	(78)	[3]	(430)
Borrowings for CSRA spin transaction		0	[3]	0	[3]	1,508
Transfers of cash to CSRA upon Separation		0	[3]	0	[3]	(1,440)
Other financing activities, net		(28)	[3]	(37)	[3]	13
Net cash (used in) provided by financing activities		(1,890)	[3]	93	[3]	(485)
Effect of exchange rate changes on cash and cash equivalents		65	[3]	(60)	[3]	(57)
Net increase (decrease) in cash and cash equivalents		1,461	[3]	87	[3]	(920)
Cash and cash equivalents at beginning of year		1,268	[3]	1,181	[3]	2,101
Cash and cash equivalents at end of year	[3]	$ 2,729		$ 1,268	[1]	$ 1,181

[1]	As a result of the USPS Separation, Statements of Operations, Balance Sheets, and related financial information reflect USPS's operations and assets and liabilities as discontinued operations for fiscal 2018. The cash flows and comprehensive income of USPS have not been segregated and are included in the Statements of Cash Flows and Statements of Comprehensive Income (Loss) for fiscal 2018.
[2]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[3]	Fiscal 2017 and fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU's 2016-15 and 2016-18 during the first quarter of fiscal 2019.
[4]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.